BUSINESS AND ORGANIZATION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
BUSINESS AND BASIS OF PRESENTATION
Reporting periods and corresponding fiscal interim periods

Reporting Interim Period	Fiscal Interim Period

	2019	2018

Three Months Ended March 31	January 1, 2019 to March 31, 2019	January 1, 2018 to April 1, 2018
Three Months Ended June 30	April 1, 2019 to June 30, 2019	April 2, 2018 to July 1, 2018
Three Months Ended September 30	July 1, 2019 to September 29, 2019	July 2, 2018 to September 30, 2018

Reporting Interim Period	Fiscal Interim Period

	2018	2017

Three Months Ended March 31	January 1, 2018 to April 1, 2018	January 1, 2017 to April 2, 2017
Three Months Ended June 30	April 2, 2018 to July 1, 2018	April 3, 2017 to July 2, 2017
Three Months Ended September 30	July 2, 2018 to September 30, 2018	July 3, 2017 to October 1, 2017